Related Party Transactions - Additional Information (Detail) - USD ($)									1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 28, 2023	Aug. 28, 2023	Jul. 26, 2023	Apr. 18, 2023	Mar. 03, 2023	Feb. 28, 2023	Mar. 04, 2021	Mar. 01, 2021	Dec. 31, 2020	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 29, 2020
Related Party Transaction [Line Items]
Related party advances										$ 575,000		$ 575,000
Sponsor [Member]
Related Party Transaction [Line Items]
Share price										$ 12		$ 12		$ 12
Notice period to redeem shares												150 days		150 days
Related party advances										$ 575,000		$ 575,000		$ 0
Proceeds from advances to related parties	$ 75,000	$ 100,000	$ 100,000	$ 250,000	$ 50,000
Sponsor [Member] | Working Capital Loan [Member]
Related Party Transaction [Line Items]
Debt instrument convertible into warrants										$ 1,500,000		$ 1,500,000		$ 1,500,000
Debt instrument conversion price										$ 1.5		$ 1.5		$ 1.5
Related party advances										$ 0		$ 0		$ 0
Sponsor [Member] | Promissory Note [Member]
Related Party Transaction [Line Items]
Debt instrument, face amount																$ 300,000
Related party advances																$ 171,357
Sponsor [Member] | Administrative Service Agreement [Member]
Related Party Transaction [Line Items]
Related party transaction, amounts of transaction												10,000		10,000
Related party transaction. administrative expense										$ 30,000	$ 30,000	90,000	$ 90,000	120,000	$ 100,000
Sponsor [Member] | Administrative Service Agreement [Member] | Accrued Liabilities [Member]
Related Party Transaction [Line Items]
Accrued Expenses														220,000	$ 100,000
Related party transaction. administrative expense												$ 90,000		$ 120,000
Sponsor [Member] | Maximum [Member]
Related Party Transaction [Line Items]
Share transfer restriction, threshold trading days												30 days		30 days
Sponsor [Member] | Minimum [Member]
Related Party Transaction [Line Items]
Number of consecutive trading days for share price determination												20 days		20 days
Class B ordinary shares [Member]
Related Party Transaction [Line Items]
Common stock shares outstanding									8,625,000	7,736,268		7,736,268		7,736,268	7,736,268
Class B ordinary shares [Member] | Founder Shares [Member] | Sponsor [Member]
Related Party Transaction [Line Items]
Stock issued during period, value, issued for services									$ 25,000
Stock issued during period, shares, issued for services									7,187,500
Stock issued during period								1,437,500
Ordinary shares subject to possible redemption										1,125,000		1,125,000		1,125,000
Percentage of shares issued and outstanding										20.00%		20.00%		20.00%
Shares issued, shares, share-based payment arrangement, forfeited							888,732
Non-Redeemable Common Class A [Member]
Related Party Transaction [Line Items]
Common stock shares outstanding					400,000	400,000
Non-Redeemable Common Class A [Member] | Sponsor Agreement [Member]
Related Party Transaction [Line Items]
Number of shares to be transferred amongst the related parties interest upon consummation of business combination						150,000
Non-Redeemable Common Class A [Member] | Sponsor [Member]
Related Party Transaction [Line Items]
Number of shares to be transferred amongst the related parties interest upon consummation of business combination					150,000
Non-Redeemable Common Class A [Member] | Founder Shares [Member] | Sponsor [Member]
Related Party Transaction [Line Items]
Percentage of identified shares						9.90%
Estimated fair value of non-redeeming shares						150,000
Estimated fair value of non-redeeming shares, value						$ 744,274
Estimated fair value of non-redeeming shares, per share						$ 4.96